Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Lessee, Leases [Policy Text Block]
Lease obligations and right-of-use assets

For its vessels and office leases as of the lease commencement date, the Company recognizes a liability for its lease obligation, initially measured at the present value of lease payments not yet paid, and an asset for its right to use the underlying asset, initially measured equal to the lease liability and adjusted for lease payments made at or before lease commencement, lease incentives, and any initial direct costs. The discount rate used to determine the present value of the lease payments is the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. The initial recognition of the lease obligation and right-of-use asset excludes short-term leases for the Company's chartered-in vessels and office leases. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. The initial recognition of this lease obligation and right-of-use asset excludes variable lease payments that are based on the usage or performance of the underlying asset and the portion of payments related to non-lease elements of vessel charters.

The Company uses the effective interest rate method to subsequently account for the lease liability, whereby interest is recognized in interest expense in the Company’s consolidated statements of income. For those leases classified as operating leases, lease interest and right-of-use asset amortization in aggregate result in a straight-line expense profile that is presented in time-charter hire expense for vessels and general and administrative expense for office leases, unless the right-of-use asset becomes impaired. For those leases classified as finance leases, the right-of-use asset is amortized on a straight-line basis over the remaining life of the vessel, with such amortization included in depreciation and amortization in the Company’s consolidated statements of income. Variable lease payments that are based on the usage or performance of the underlying asset are recognized as an expense when incurred, unless achievement of a specified target triggers the lease payment, in which case an expense is recognized in the period achievement of the target is considered probable.

The Company recognizes the expense from short-term leases and any non-lease components of vessels time-chartered from other owners, on a straight-line basis over the firm period of the charters. The expense is included in time-charter hire expense for vessel charters and general and administrative expenses for office leases.

The Company has determined that its time charter-in contracts contain both a lease component (lease of the vessel) and a non-lease component (technical operation of the vessel). The Company has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Company estimates the cost to technically operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Company calculates a rate excluding the operating component based on a market time-charter rate information from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component.
The right-of-use asset is assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the right-of-use asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the right-of-use asset is reduced to its estimated fair value. The estimated fair value for the Company's impaired right-of-use assets from in-chartered vessels is determined using a discounted cash flow approach to estimate the fair value. Subsequent to an impairment, a right-of-use asset related to an operating lease is amortized on a straight-line basis over its remaining life.

Vessels sold and leased back by the Company, where the Company has a fixed price repurchase obligation or other situations where the leaseback would be classified as a finance lease are accounted for as a failed sale of the vessel. The Company does not derecognize the vessel sold and continues to depreciate the vessel as if it was the legal owner. Proceeds received from the sale of the vessel are recognized as an obligation related to finance lease and bareboat charter hire payments made by the Company to the lessor are allocated between interest expense and principal repayments on the obligation related to finance lease.

In periods prior to the adoption of ASU 2016-02 (see note 2), the Company's accounting policy was to recognize the expense from vessels time-chartered from other owners, which was included in time-charter hire expense, on a straight-line basis over the firm period of the charters.

Basis of presentation and consolidation principles
Basis of presentation and consolidation principles
These consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (GAAP). They include the accounts of Teekay Tankers Ltd., a Marshall Islands corporation, its wholly-owned subsidiaries and the Entities under Common Control, as described in note 4, and any variable interest entities (or VIEs) of which it is the primary beneficiary (collectively, the Company).

The preparation of these consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. In addition, estimates have been made when allocating expenses from Teekay Corporation (Teekay) to the Entities under Common Control and such estimates may not be reflective of what actual results would have been if the Entities under Common Control had operated independently. Significant intercompany balances and transactions have been eliminated upon consolidation.

Prior to the Company's adoption of Accounting Standards Update 2017-01, Clarifying the Definition of a Business, (or ASU 2017-01) on October 1, 2017, the Company accounted for the acquisition of vessels from Teekay as a transfer of a business between entities under common control. The method of accounting for such transfers, as well as the acquisition of other businesses from Teekay, was similar to the pooling of interests method of accounting. Under this method, the carrying amount of net assets recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity. The amount by which the proceeds paid by the Company differs from Teekay's historical carrying value of the acquired business is accounted for as a return of capital to, or contribution of capital from, Teekay. In addition, transfers of net assets between entities under common control were accounted for as if the transfer occurred from the date that the Company and the acquired business were both under the common control of Teekay and had begun operations.

On May 31, 2017, the Company acquired from Teekay Holdings Ltd., a wholly-owned subsidiary of Teekay, the remaining 50% interest in Teekay Tanker Operations Ltd. (or TTOL). As a result of the acquisition, the Company's consolidated financial statements prior to the date the Company acquired a controlling interest in TTOL have been retroactively adjusted to eliminate the use of the equity method of accounting for the original 50% interest in TTOL and to include 100% of the assets and liabilities and results of TTOL during the periods they were under common control of Teekay and had begun operations. All intercorporate transactions between the Company and TTOL that occurred prior to the acquisition of a controlling interest in TTOL by the Company have been eliminated upon consolidation (note 4).
During 2017 and 2018, the Company completed sales-leaseback financing arrangements with 14 lessor entities established by financial institutions. The Company is considered to be the primary beneficiary of the lessor entities under the arrangements and has since consolidated these VIEs (note 12).
On November 27, 2017, the Company completed a merger with Tanker Investments Ltd. (TIL), as a result of which TIL became a wholly-owned subsidiary of the Company. Prior to the merger, the Company accounted for its 11.3% interest in TIL using the equity method (notes 7 and 24).

Foreign currency
Foreign currency
The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Company is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in other expenses in the accompanying consolidated statements of income (loss).

Revenues
Revenues
The Company's time charters and voyage charters include both a lease component, consisting of the lease of the vessel, and a non-lease component, consisting of the operation of the vessel for the customer. The Company has elected to not separate the non-lease component from the lease component for all such charters, where the lease component is classified as an operating lease, and to account for the combined component as an operating lease.

Voyage charters

Revenues from voyage charters are recognized on a proportionate performance method. The Company uses a discharge-to-discharge basis in determining proportionate performance for all spot voyages that contain a lease and a load-to-discharge basis in determining proportionate performance for all spot voyages that do not contain a lease. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Revenues from the Company’s vessels performing voyage charters subject to revenue sharing agreements (or RSAs) follow the same revenue recognition policy as voyage charters not subject to RSAs. The difference between the net revenue earned by a vessel of the Company performing voyage charters subject to RSAs and its allocated share of the aggregate net contribution is reflected within voyage expenses. The consolidated balance sheets reflect in accrued revenue the accrued portion of revenues for those voyages that commence prior to the balance sheet date and complete after the balance sheet date.

Prior to the adoption of Accounting Standards Update ASU 2014-09, Revenue from Contracts with Customers (or ASU 2014-09) on January 1, 2018, the Company accounted for the net allocation from the RSAs as revenue and amounts due from the RSAs as pool receivables from affiliates, net (note 2).

Voyage expenses incurred that are recoverable from the Company’s customers in connection with its voyage charter contracts are reflected in voyage charter revenues and voyage expenses. The Company recast prior periods to reflect this presentation. This had the impact of increasing both voyage charter revenues and voyage expenses by $20.7 million for the year ended December 31, 2018.
Time charters

The Company recognizes revenues from time charters accounted for as operating leases on a straight-line basis over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenues during days that the vessel is off hire. When the time charter contains a profit-sharing agreement or other variable consideration, the Company recognizes the profit-sharing or contingent revenues in the period in which the changes in facts and circumstances on which the variable charter hire payments are based occur. The consolidated balance sheets reflect in accrued receivables, any accrued revenue and in deferred revenue, the deferred portion of revenues which will be earned in subsequent periods.

If collectability of the time-charter hire receipts from time-charters accounted for as operating leases is not probable, revenue that would have otherwise been recognized is limited to the amount collected from the charterer.

Other revenues

Other revenues are earned from the offshore ship-to-ship transfer of commodities, primarily crude oil and refined oil products, but also liquid gases and various other products which are referred to as support operations. In addition, other revenues are also earned from other activities such as management of terminals and vessels, consultancy, procurement and equipment rental. Other revenues from short-term contracts are recognized as services are completed based on percentage of completion or in the case of long-term contracts, are recognized over the duration of the contract period.
Voyage Charters

Voyage charters are charters for a specific voyage that are usually priced on a current or "spot" market rate. Voyage charters for full service lightering voyages may also be priced based on pre-agreed terms. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. The Company’s voyage charters will normally contain a lease; however, judgment is necessary to determine whether this is the case based upon the decision-making rights the charterer has under the contract. Consideration for such contracts are considered either fixed or variable, depending on certain conditions. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. As such, accrued revenue at the end of a period will be invoiced and paid in the subsequent period. The amount of accrued revenue at any point in time will depend on the percent completed of each voyage in progress as well as the freight rate agreed for those specific voyages. The amount of accrued revenue increased significantly in 2019 as a result of changes to the RSAs in 2019 whereby the Company is now a counterparty to the voyage charters for all the vessels subject to an RSA. The Company does not engage in any specific tactics to minimize vessel residual value risk due to the short-term nature of the contracts.

Time Charters

Pursuant to a time charter, the Company charters a vessel to a customer for a fixed period of time, generally one year or more. The performance obligations within a time-charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire. Hire is typically invoiced monthly in advance for time-charter contracts, based on a fixed daily hire amount. However, certain sources of variability exist, including off-hire and sometimes profit share revenue. If the vessel is off-hire due to mechanical breakdown or for any other reason, the charterer does not pay charter hire for this time. For contracts including a profit share component, the profit share consideration occurs when actual spot tanker rates earned by the vessel exceed certain thresholds for a period of time. Variable consideration of the Company’s contracts is typically recognized as incurred. The Company does not engage in any specific tactics to minimize vessel residual value risk.

As at December 31, 2019, five of the Company’s vessels operated under time-charter contracts with the Company’s customers, all of which are scheduled to expire in 2020. As at December 31, 2019, the future hire payments expected to be received by the Company under time charters then in place were approximately $40.0 million. The hire payments should not be construed to reflect a forecast of total charter hire revenues for any of the periods. Future hire payments do not include hire payments generated from new contracts entered into after December 31, 2019, from unexercised option periods of contracts that existed on December 31, 2019 or from variable consideration, if any. In addition, future hire payments presented above have been reduced by estimated off-hire time for required period maintenance. Actual amounts may vary given future events such as unplanned vessel maintenance.

The carrying amount of the Company's owned and leased vessels employed on time charters as at December 31, 2019, was $173.8 million (2018 - $58.3 million). The cost and accumulated depreciation of the vessels employed on these time charters as at December 31, 2019 were $213.8 million (2018 - $88.2 million) and $40.0 million (2018 - $29.9 million), respectively. As at December 31, 2019, the Company had $7.5 million (2018 - nil) advanced payments recognized as contract liabilities that are expected to be recognized as time-charter revenues in the following periods which are included in other current liabilities on the Company's consolidated balance sheets.

Other Revenues

Ship-to-ship support services include managing the process of transferring cargo between seagoing ships positioned alongside each other. Each operation is typically completed in less than 48 hours. The performance obligations within LNG terminal and vessel management contracts are satisfied as services are rendered over the duration of such contracts. The management fee, consisting of a fixed component based on the period of management and in certain cases a variable component based on the asset earnings, is invoiced monthly in arrears. Substantially all of the Company’s performance obligations are satisfied over the duration of the associated contract, and the Company uses the proportion of elapsed time as its method to recognize revenue over the contract duration. The variable consideration of the Company’s contracts is typically recognized as incurred as such consideration is allocated to distinct periods within a contract.

Operating expenses
Operating expenses
Voyage expenses are all expenses unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. In addition, the difference between the net revenue earned by a vessel of the Company performing voyage charters subject to an RSA and its allocated share of the aggregate net contribution is reflected within voyage expenses. The Company, as shipowner, pays voyage expenses under voyage charters. The Company’s customers pay voyage expenses under time charters, except when the vessel is off-hire during the term of a time charter, in which case the Company pays voyage expenses. Voyage expenses are recognized when incurred.

Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. The Company pays vessel operating expenses under both voyage and time charters. Vessel operating expenses are recognized when incurred.

Equity-based compensation
Equity-based compensation
The Company grants stock options and restricted stock units as incentive-based compensation to certain employees of the Company and to certain employees of Teekay who support the operations of the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For equity-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it is a single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the vesting period of the award. The Company also grants common stock and fully vested stock options as incentive-based compensation to non-management directors, which are expensed immediately (note 15).

Cash and cash equivalents	Cash and cash equivalents The Company classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.
Restricted cash-long term
Restricted cash

The Company maintains restricted cash deposits relating to certain contracts of the ship-to-ship transfer business, LNG terminal management and for certain freight forward agreements (notes 13 and 18d). Attached to these contracts are certain performance guarantees required by the Company.

Restricted cash - long-term

The Company maintains restricted cash deposits for the purposes of the margin requirements of the Company's obligations related to certain finance leases (notes 12 and 18d).

Accounts receivable and allowance for doubtful accounts and Other loan receivables
Accounts receivable and allowance for doubtful accounts
Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are written off against the allowance when the Company believes that the receivable will not be recovered. There are no significant amounts recorded as an allowance for doubtful accounts as at December 31, 2019 and 2018. The consolidated balance sheets reflect, in accounts receivable, any amounts where the right to consideration is conditioned upon the passage of time, and in other current assets, any accrued revenue where the right to consideration is conditioned upon something other than the passage of time. Accounts receivable increased significantly as of the first quarter of 2019, as a result of changes to the RSAs whereby the Company now has legal title to the accounts receivable for all vessels subject to the RSAs.

Investment, Policy [Policy Text Block]

Other loan receivables

The Company’s advances to equity-accounted for investments are recorded at cost. The Company analyzes its loans for collectability during each reporting period. A loan loss provision is recognized, based on current information and events, if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considers in determining that a loan loss provision is required include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available), any information provided by the debtor regarding their ability to repay the loan, and the fair value of the underlying collateral. When a loan loss provision is recognized, the Company measures the amount of the loss provision based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting loss in the consolidated statements of income (loss). The carrying value of the loans is adjusted each subsequent period to reflect any changes in the present value of the expected future cash flows, which may result in increases or decreases to the loan loss provision.

The following table reflects the carrying value of the Company’s financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis and the grade as of December 31, 2019.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2019 $	December 31, 2018 $
Advances to equity-accounted for investments	Other internal metrics	Performing	9,930	9,930
			9,930	9,930

Bunker and lube oil inventory
Bunker and lube oil inventory

The Company separately presents bunker and lube oil inventory on the Company’s consolidated balance sheet. Bunker and lube oil inventory increased significantly as of the first quarter of 2019, as a result of changes to the RSAs whereby the Company now directly procures and has legal title to the bunker fuel for all the vessels subject to the RSAs. Bunker and lube oil inventory is stated at cost, which is determined on a first-in, first-out basis. Comparative figures have been reclassified to conform to the presentation adopted in the current period.

Equity accounted for investments
Equity-accounted for investments
The Company’s investments in joint ventures, in which the Company does not control but has the ability to exercise significant influence over the operating and financial policies of the entity, are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its equity-accounted for investments for impairment when events or circumstances indicate that the carrying value of such investment may have experienced an other-than-temporary decline in value below its carrying value. If an equity-accounted for investment is impaired and if its estimated fair value is less than its carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company’s consolidated statements of income (loss). The Company’s maximum exposure to loss is the amount it has invested in its equity-accounted for investments and its proportionate share of guaranteed debt of the joint venture.

Vessels and equipment
Vessels and equipment
All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or certain modifications to the vessel that are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and depreciated over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation for vessels is calculated using an estimated useful life of 25 years from the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for 25 years. Depreciation of vessels and equipment (including depreciation attributable to the Entities under Common Control and excluding amortization of dry-docking costs and intangible assets) for the years ended December 31, 2019, 2018 and 2017 totaled $95.1 million, $95.2 million, and $80.1 million, respectively.

Generally, the Company dry docks each vessel every two and a half to five years. The Company capitalizes certain costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking that do not improve or extend the useful lives of the assets. When significant dry-docking expenditures occur prior to the expiration of the original amortization period, the remaining unamortized balance of the original dry-docking cost is expensed in the month of the subsequent dry docking.

The following table summarizes the change in the Company’s capitalized dry-docking costs, from January 1, 2017 to December 31, 2019:

	Year Ended December 31,
	2019 $	2018 $	2017 $
Balance at the beginning of the year	56,019	48,460	49,298
Cost incurred for dry docking	45,371	27,896	16,239
Dry-dock amortization	(26,682)	(20,326)	(17,077)
Write-down / sale of vessels	(2,901)	(11)	—
Balance at the end of the year	71,807	56,019	48,460

Vessels and equipment that are intended to be “held and used” in the Company's business are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Company's impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second-hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second-hand sale and purchase market exists, an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company and is based on second-hand sale and purchase data.

Vessels and equipment that are "held for sale" are measured at the lower of their carrying amount or fair value less costs to sell and are not depreciated while classified as held for sale. Interest and other expenses and related liabilities attributable to vessels and equipment classified as held for sale continue to be recognized as incurred.

Goodwill and intangible assets
Goodwill and intangible assets
Goodwill is not amortized but is reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. A reporting unit is a component of the Company that constitutes a business for which discrete financial information is available and regularly reviewed by management. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Goodwill impairment is measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill.

Customer-related intangible assets are amortized over the expected life of a customer contract or the expected duration that the customer relationships are estimated to contribute to the cash flows of the Company. The amount amortized each year is weighted based on the projected revenue to be earned under the contracts or projected revenue to be earned as a result of the customer relationships. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.

Debt issuance costs
Debt issuance costs
Debt issuance costs related to recognized debt liabilities, including fees, commissions and legal expenses, are deferred and presented as a direct deduction from the carrying amount of the debt liability. Debt issuance costs which are not attributable to a specific debt liability or where the debt issuance costs exceed the carrying value of the related debt liability (primarily undrawn revolving credit facilities) are deferred and presented as other non-current assets in the Company's consolidated balance sheets. Debt issuance costs are amortized using the effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense in the Company’s consolidated statements of income (loss).

Fees paid to substantially amend a non-revolving credit facility are associated with the extinguishment of the old debt instrument, if applicable, and included in determining the debt extinguishment gain or loss to be recognized. Other related costs incurred with third parties directly related to the extinguishment are deferred and presented as a direct reduction to the carrying amount of the replacement debt instrument and amortized using the effective interest rate method. In addition, any unamortized debt issuance costs are written off. If the amendment is considered not to be a substantial amendment, then the fees would be associated with the replacement or modified debt instrument and, along with any existing unamortized premium, discount and unamortized debt issuance costs, would be amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the effective interest method. Other costs incurred with third parties directly related to the modification, other than the loan amendment fee, are expensed as incurred.

Fees paid to amend a revolving credit facility are deferred and amortized over the term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility increases as a result of the amendment, unamortized debt issuance costs of the original revolving credit facility are amortized over the remaining term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility decreases as a result of the amendment, a proportionate amount (based on the reduction in borrowing capacity) of the unamortized debt issuance costs of the original revolving credit facility are written off and the remaining amount is amortized over the remaining term of the modified revolving credit facility.

Income taxes
Income taxes
The Company accounts for income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the consolidated financial statement basis and the tax basis of the Company's assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is determined that it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.
The Company recognizes the tax benefits from uncertain tax positions only if it is more likely than not that the tax position taken or expected to be taken in a tax return will be sustained on examination by the taxing authorities, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefits recognized in the Company’s consolidated financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense in the Company's consolidated statements of income (loss).

The Company believes that it and its subsidiaries are not subject to income taxation under the laws of the Republic of The Marshall Islands or that distributions by its subsidiaries to the Company will not be subject to any income taxes under the laws of such countries, and that it qualifies for the Section 883 exemption under U.S. federal income tax purposes.

Derivative instruments
Derivative instruments
All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value each period end, regardless of the purpose or intent of holding the derivative. The method of recognizing the resulting gains or losses is dependent on whether the derivative contracts are designed to hedge a specific risk and whether the contracts qualify for hedge accounting. The Company does not apply hedge accounting to its derivative instruments, however it could for certain types of interest rate swaps that it may enter into in the future.

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness are recognized immediately in earnings. The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer probable of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item in the Company's consolidated statements of income (loss). If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the Company's consolidated statements of income (loss). If the hedged items are no longer probable of occurring, amounts recognized in total equity are immediately transferred to the earnings item in the Company's consolidated statements of income (loss).

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) ASC 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated derivatives are recorded in realized and unrealized gain (loss) on derivative instruments in the Company’s consolidated statements of income (loss).

Earnings (loss) per share
Earnings (loss) per share
Earnings (loss) per share is determined by dividing (a) net income (loss) of the Company after deducting the amount of net income (loss) attributable to the Entities under Common Control which were purchased solely with cash by (b) the weighted-average number of shares outstanding during the applicable period and the equivalent shares outstanding that are attributable to the Entities under Common Control. The calculation of weighted-average number of shares includes the total Class A and total Class B shares outstanding during the applicable period. The computation of diluted earnings per share assumes the exercise of all dilutive stock options and restricted stock units using the treasury stock method. The computation of diluted loss per share does not assume such exercises. The weighted-average number of shares is retroactively adjusted for stock splits and reverse stock splits.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (or FASB) issued ASU 2014-09 which requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 became effective for the Company as of January 1, 2018 and may be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of such date. The Company has elected to apply ASU 2014-09 only to those contracts that were not completed as of January 1, 2018. The Company has adopted ASU 2014-09 as a cumulative-effect adjustment as of the date of adoption. The Company has identified the following differences on adoption of ASU 2014-09:

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Prior to January 1, 2018, the Company previously presented the net allocation for its vessels participating in RSAs in existence at that time as net pool revenues. Effective January 1, 2018, the Company has determined, for accounting purpose, that it is the principal in voyages its vessels perform that are subject to the RSAs. As such, the revenue from those voyages is presented in voyage charter revenues and the difference between this amount and the Company's net allocation from the RSA is presented as voyage expenses. This had the effect of increasing voyage charter revenues and voyage expenses for the year ended December 31, 2018 by $292.6 million. There was no cumulative impact to opening equity as at January 1, 2018.

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The Company previously presented all accrued revenue as a component of accounts receivable. The Company has determined that if the right to such consideration is conditioned upon something other than the passage of time, such accrued revenue should be presented apart from accounts receivable. This had the effect of increasing accrued revenue and decreasing accounts receivable by $17.9 million at December 31, 2018.

In February 2016, FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. The Company adopted ASU 2016-02 on January 1, 2019. FASB issued an additional accounting standards update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect and providing an optional practical expedient to lessors to not separate lease and non-lease components of a contract if certain criteria are met. The Company has elected to use this new optional transition approach and the optional practical expedient. To determine the cumulative effect adjustment, the Company did not reassess lease classification, initial direct costs for any existing leases and whether any expired or existing contracts are or contain leases. The Company identified the following differences:
•The adoption of ASU 2016-02 resulted in a change in the accounting method for the lease portion of the daily charter hire for the chartered in vessels by the Company accounted for as operating leases with firm periods of greater than one year. Under ASU 2016-02, the Company recognized an operating lease right-of-use asset and an operating lease liability. This resulted in an increase of the Company's assets and liabilities. The right-of-use asset and lease liability recognized at December 31, 2019 was $19.6 million (January 1, 2019 - $11.0 million). The pattern of expense recognition of chartered-in vessels in 2019 remained substantially unchanged.
•The adoption of ASU 2016-02 resulted in sale and leaseback transactions where the seller lessee has a fixed price repurchase option, or other situations where the leaseback would be classified as a finance lease, being accounted for as a failed sale of the vessel and a failed purchase of the vessel by the buyer lessor. Prior to the adoption of ASU 2016-02, such transactions were accounted for as a completed sale and a completed purchase. Consequently, for such transactions, the Company does not derecognize the vessel sold and continues to depreciate the vessel as if it was the legal owner. Proceeds received from the sale of the vessel are recognized as an obligation related to finance lease, and bareboat charter hire payments made by the Company to the lessor are allocated between interest expense and principal repayments on the obligation related to finance lease. The adoption of ASU 2016-02 has resulted in the sale and leaseback of the Aspen Spirit and Cascade Spirit during the second quarter of 2019 being accounted for as a failed sale and unlike the 14 sale-leaseback transactions entered into in prior years, the Company is not considered as holding a variable interest in the buyer lessor entity and, thus, does not consolidate the buyer lessor entities (see note 12).
In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments. This update replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Company as of January 1, 2020, with a modified-retrospective approach. The Company is currently evaluating the effect of adopting this new guidance. Based on the Company's preliminary assessment, adoption of ASU 2016-13 is not expected to have a material impact on the Company's consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences, among other changes. The guidance becomes effective for annual reporting periods beginning after December 15, 2020 and interim periods within those fiscal years with early adoption permitted. The Company is currently evaluating the effect of adopting this new guidance.

Capital Stock [Policy Text Block]
Capital stock

The number of shares and per share amounts in these consolidated financial statements, including comparative figures, have been adjusted to reflect the changes resulting from a 1 for 8 reverse stock split which took effect on November 25, 2019. This reduced the number of issued and outstanding Class A and B common shares as at December 31, 2019, from approximately 232.0 million and 37.0 million to approximately 29.0 million and 4.6 million, respectively.